SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

04-01    GF     1200     3.5900       4.67	       Weeden & Co.
04-02   " "      800     3.7000       4.69              " "
04-03   " "      600     3.7000       4.71		  " "
04-04   " "      700     3.7300       4.73		  " "
04-07   " "      900     3.8500       4.87              " "
04-08   " "     1200     3.7900       4.88              " "
04-09   " "     1500     3.8467       4.87              " "
04-10   " "     1000     3.8800       4.88              " "
04-11   " "      800     3.8700       4.89              " "
04-14   " "      900     3.8989       4.89              " "
04-15   " "     1000     3.9700       4.96              " "
04-16   " "      700     4.1200       5.05              " "
04-17   " "     1200     4.0700       5.08              " "
04-21   " "      900     4.1700       5.07              " "
04-22   " "      500     4.1500       5.16              " "
04-23   " "     1000     4.2100       5.26              " "
04-24   " "     1200     4.2100       5.25              " "
04-25   " "     1000     4.2000       5.23              " "
04-28   " "     1500     4.2100       5.27              " "
04-29   " "      900     4.2244       5.31              " "
04-30   " "     1200     4.2600       5.42              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          5/1/03